Segment Information - Summary of Reconciliation of Reportable Segment Revenues, Profit, Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [abstract]
Reportable segment revenue	¥ 101,721	¥ 98,560	¥ 93,844
- Reclassification of expired sales in advance of carriage	754	344	125
Consolidated revenue	102,475	98,904	93,969
Profit before income tax
Consolidated profit before income tax	8,620	6,507	5,671
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(10)	(10)	(4)
Consolidated profit before income tax	8,610	6,497	¥ 5,667
Assets
Reportable segment assets	227,464	210,051
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	21	31
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	2,242	2,242
Consolidated assets	229,727	212,324
Liabilities
Reportable segment liabilities	170,946	159,955
- Others	3	3
Consolidated liabilities	¥ 170,949	¥ 159,958